THE FRANCE GROWTH FUND, INC.
                           1285 Avenue of the Americas
                  c/o Mitchell Hutchins Asset Management, Inc.
                               New York, NY 10019

                                January 19, 2001

VIA ELECTRONIC TRANSMISSION

File Desk
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

         RE:      Form N-23C-1
                  The France Growth Fund, Inc. (the "Fund")
                  File No. 811-05994
                  -----------------------------------------

Ladies and Gentlemen:

     Attached hereto for electronic filing on behalf of the Fund pursuant to Rule N-23C-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and Rule 101(a) of Regulation S-T is Form N-23C-1 reporting open-market share repurchases by the Fund effected during the month of November.

     If you have any questions or comments concerning this filing please contact the undersigned at (617) 526-6276 (collect).

                                             Very truly yours,

                                             /s/ Charles F. McCain

                                             Charles F. McCain

                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                (See rules and instructions on back of this form.
        If acknowledgment is desired, file this form with the Commission in triplicate.)

REPORT FOR CALENDAR MONTH ENDING: November 2000

                          The France Growth Fund, Inc.
               (Name of registered closed-end investment company)
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

------------------------------------------------------------------------------------------------------------------
                                                                           Approximate Asset
                                          Number of                      Value or approximate
                                           Shares                         asset coverage per
  Date of each     Identification of      Purchased    Price per Share     share at time of      Name of Seller or
  Transaction           Security                                               purchase         of Seller's Broker
----------------- --------------------- -------------- ----------------- ---------------------- --------------------

    11/15/00          Common Stock          5,000           10.99                12.30           PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    11/16/00          Common Stock          5,000          10.9375               12.20           PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    11/17/00          Common Stock          5,000          10.8750               11.95           PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------

REMARKS: None                                       The France Growth Fund, Inc
                                                    ----------------------------
                                                    Name of Registrant

                                            By:     /s/ Frederick J. Schmidt
                                            Name:   Frederick J. Schmidt
                                            Title:  Vice President and Treasurer